FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of derivative instruments designated and not designated as cash flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2021	December 31, 2020

Designated derivative instruments - long-term assets:
Interest rate swaps	587	—
Cross currency interest rate swaps	93	28
Cross currency swaps	2,988	3,373
Non-designated derivative instruments - long-term assets:
Cross currency swaps	7	5
Total derivative instruments - long-term assets	3,675	3,406

(in thousands of $)	June 30, 2021	December 31, 2020
Designated derivative instruments - short-term liabilities:
Interest rate swaps	369	703
Non-designated derivative instruments - short-term liabilities:
Interest rate swaps	1,345	869
Total derivative instruments - short-term liabilities	1,714	1,572

Designated derivative instruments - long-term liabilities:
Interest rate swaps	4,755	7,926
Cross currency interest rate swaps	2,246	3,006
Cross currency swaps	8,288	8,301
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	6,068	13,479
Total derivative instruments - long-term liabilities	21,357	32,712

Schedule of currency swap transactions

Principal Receivable	Principal Payable	Trade date	Maturity date
NOK600 million	US$76.8 million	September 2018	September 2023
NOK100 million	US$11.3 million	August 2019	September 2023
NOK700 million	US$80.5 million	May 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2021 and December 31, 2020 are as follows:

	June 30, 2021		December 31, 2020
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	8,293	8,293	9,431	9,431
Equity securities	1,480	1,480	10,367	10,367
Equity securities pledged to creditors	13,032	13,032	9,007	9,007
Floating rate NOK bonds due 2023	(81,238)	(80,831)	(81,572)	(78,513)
Floating rate NOK bonds due 2024	(80,657)	(80,052)	(80,989)	(76,940)
Floating rate NOK bonds due 2025	(62,669)	(60,632)	(62,927)	(57,421)
5.75% unsecured convertible notes due 2021	(146,919)	(145,450)	(212,230)	(199,496)
4.875% unsecured convertible notes due 2023	(137,900)	(137,470)	(139,900)	(123,112)
7.25% unsecured bonds due 2026	(150,000)	(151,125)	—	—
Derivatives:
Interest rate/currency swap contracts - long-term receivables	3,675	3,675	3,406	3,406
Interest rate/currency swap contracts - short-term payables	(1,714)	(1,714)	(1,572)	(1,572)
Interest rate/currency swap contracts - long-term payables	(21,357)	(21,357)	(32,712)	(32,712)

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The fair values of financial assets and liabilities as at June 30, 2021, were measured as follows:

		Fair value measurements using,
(in thousands of $)	June 30, 2021	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities	8,293	4,620	3,673
Equity securities	1,480	1,480
Equity securities pledged to creditors	13,032	13,032
Interest rate/ currency swaps, long-term receivables	3,675		3,675
Total assets	26,480	19,132	7,348	—
Liabilities:
Floating rate NOK bonds due 2023	(80,831)	(80,831)
Floating rate NOK bonds due 2024	(80,052)	(80,052)
Floating rate NOK bonds due 2025	(60,632)	(60,632)
5.75% unsecured convertible notes due 2021	(145,450)	(145,450)
4.875% unsecured convertible notes due 2023	(137,470)	(137,470)
7.25% unsecured sustainability-linked bonds due 2026	(151,125)	(151,125)
Interest rate/currency swaps, short-term payables	(1,714)		(1,714)
Interest rate/currency swaps, long-term payables	(21,357)		(21,357)
Total liabilities	(678,631)	(655,560)	(23,071)	—

Schedule of concentration of revenue risk
There is also a concentration of revenue risk with the below customers to whom the Company has chartered multiple vessels.

Charterer	Number of Vessels chartered at June 30, 2021	% of consolidated operating revenues (Six months ended June 30, 2021)	% of consolidated operating revenues (Six months ended June 30, 2020)
Golden Ocean Group Limited (“Golden Ocean”)*	8	12%	11%
MSC	28	3%	13%
Maersk Line A/S (“Maersk”)	12	33%	28%
Evergreen	4	15%	14%
* Additionally see Note 17: Related party transactions.